Schedule of Financial Expenses (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Financial Expenses Schedule Of Financial Expenses 1	$ 172,510
Financial Expenses Schedule Of Financial Expenses 2	0
Financial Expenses Schedule Of Financial Expenses 3	(133,316)
Financial Expenses Schedule Of Financial Expenses 4	0
Financial Expenses Schedule Of Financial Expenses 5	33,761
Financial Expenses Schedule Of Financial Expenses 6	7,069
Financial Expenses Schedule Of Financial Expenses 7	5,702
Financial Expenses Schedule Of Financial Expenses 8	2,515
Financial Expenses Schedule Of Financial Expenses 9	78,657
Financial Expenses Schedule Of Financial Expenses 10	$ 9,584